Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 11, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Sep. 11, 2017
Document Effective Date	Sep. 11, 2017
Prospectus Date	Sep. 11, 2017
Nationwide Risk-Based U.S. Equity ETF | Nationwide Risk-Based U.S. Equity ETF
Prospectus:
Trading Symbol	RBUS
Nationwide Risk-Based International Equity ETF | Nationwide Risk-Based International Equity ETF
Prospectus:
Trading Symbol	RBIN
Nationwide Maximum Diversification U.S. Core Equity ETF | Nationwide Maximum Diversification U.S. Core Equity ETF
Prospectus:
Trading Symbol	MXDU
Nationwide Maximum Diversification Emerging Markets Core Equity ETF | Nationwide Maximum Diversification Emerging Markets Core Equity ETF
Prospectus:
Trading Symbol	MXDE
Nationwide Maximum Diversification International Core Equity ETF | Nationwide Maximum Diversification International Core Equity ETF
Prospectus:
Trading Symbol	MXDI